Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Amounts Due from Related Parties/Amounts Due to Related Parties [Abstract]
Schedule of amounts due to related parties
	December 31,	December 31,
Name of related party	2017	2016
Mr. Song Xuesong (“Mr. Song”) (1)	$2,921,639	$10,669,325
C Media Limited (2)	$-	$4,855,236
Thumb Beijing Branch (3)	$612,103	$576,560
Thumb Shenzhen Branch (3)	$29,941	$28,202

(1) The Group’s CEO

(2) C Media Limited, the parent company.

(3) Thumb Beijing and Shenzhen Branch are controlled by the spouse of Mr. Song.